Revenue Recognition (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Reset tariff period for transportation contracts	1 year
Balances previously classified as contract liabilities in prior periods that were recognized as revenues	$ 0
Expected duration of performance obligations	1 year